Related Parties Balances and Transactions (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Related Parties Balances and Transactions (Details) [Line Items]
Share based compensation expenses	$ 2,090
Chief Technology Officer [Member]
Related Parties Balances and Transactions (Details) [Line Items]
Share based compensation expenses	105
Director [Member]
Related Parties Balances and Transactions (Details) [Line Items]
Share based compensation expenses	17
Chief Executive Officer [Member]
Related Parties Balances and Transactions (Details) [Line Items]
Share based compensation expenses	250
Chief Financial Officer [Member]
Related Parties Balances and Transactions (Details) [Line Items]
Share based compensation expenses	1,000
Chief Technology Officer and Director [Member]
Related Parties Balances and Transactions (Details) [Line Items]
Share based compensation expenses	500
Current director [Member]
Related Parties Balances and Transactions (Details) [Line Items]
Share based compensation expenses	50
Former Director [Member]
Related Parties Balances and Transactions (Details) [Line Items]
Share based compensation expenses	$ 290